Filed Pursuant to Rule 497(c)

1933 Act File No. 333-229217

1940 Act File No. 811-23417

X-Square Balanced Fund, LLC

November 19, 2019

EXPLANATORY NOTE

On behalf of the X-Square Balanced Fund, LLC (the “Fund”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing reflects the risk/return summary information included in the final form of the Fund’s Prospectus, dated October 30, 2019, filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(c) under the Securities Act on October 30, 2019; such filing (accession number 0001398344-19-018796) is incorporated by reference into this Rule 497 Document.